Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Revenue (millions)
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$3,454,004	$146,695,704	$6,093,277	$74,851,071	$179.03	$145.09	($1,168)	$5,132

Named Executive Officers, Footnote	Michael Intrator served as Chief Executive Officer for the covered fiscal year. The other Named Executive Officers for the covered fiscal year were: Nitin Agrawal, Brian Venturo, Brannin McBee and Jonathan Jones.
Peer Group Issuers, Footnote	The peer group used for the purpose of this disclosure is the Dow Jones U.S. Technology Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. Peer group TSR shown in column (g) represents a $100.00 investment in this peer group on March 28, 2025.
PEO Total Compensation Amount	$ 3,454,004
PEO Actually Paid Compensation Amount	$ 146,695,704
Adjustment To PEO Compensation, Footnote	Amounts shown in columns (b) and (d) are the total compensation as calculated in the Summary Compensation Table for our Chief Executive Officer and the average for our other Named Executive Officers. Amounts shown in columns (c) and (e) reflect “compensation actually paid” for our Chief Executive Officer and the average compensation actually paid for our other Named Executive Officers, calculated in accordance with SEC rules and do not reflect compensation actually earned, realized or received. The adjustments are summarized in the table below as required by Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid.” Equity values are calculated in accordance with ASC 718. Valuation assumptions used to calculate fair values at the times indicated in the table below did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations.

	2025
	PEO ($)	NEO Average ($)
Summary Compensation Table Total(a)	$3,454,004	$6,093,277
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$0	$(4,517,098)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$28,837,920	$12,500,600
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$53,570,289	$30,583,257
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$11,508,712	$3,421,594
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$49,324,779	$26,769,441
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0
Compensation Actually Paid	$146,695,704	$74,851,071

Non-PEO NEO Average Total Compensation Amount	$ 6,093,277
Non-PEO NEO Average Compensation Actually Paid Amount	$ 74,851,071
Adjustment to Non-PEO NEO Compensation Footnote	Amounts shown in columns (b) and (d) are the total compensation as calculated in the Summary Compensation Table for our Chief Executive Officer and the average for our other Named Executive Officers. Amounts shown in columns (c) and (e) reflect “compensation actually paid” for our Chief Executive Officer and the average compensation actually paid for our other Named Executive Officers, calculated in accordance with SEC rules and do not reflect compensation actually earned, realized or received. The adjustments are summarized in the table below as required by Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid.” Equity values are calculated in accordance with ASC 718. Valuation assumptions used to calculate fair values at the times indicated in the table below did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations.

	2025
	PEO ($)	NEO Average ($)
Summary Compensation Table Total(a)	$3,454,004	$6,093,277
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$0	$(4,517,098)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$28,837,920	$12,500,600
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$53,570,289	$30,583,257
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$11,508,712	$3,421,594
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$49,324,779	$26,769,441
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0
Compensation Actually Paid	$146,695,704	$74,851,071

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 179.03
Peer Group Total Shareholder Return Amount	145.09
Net Income (Loss)	$ (1,168,000,000)
Company Selected Measure Amount	5,132,000,000
PEO Name	Michael Intrator
Additional 402(v) Disclosure	Company TSR shown in column (f) is calculated assuming a $100 investment in the Company on March 28, 2025 (the date our Class A common stock began trading on Nasdaq). Historic stock price performance is not necessarily indicative of future stock performance. There were no dividends or other earnings paid in the covered fiscal year.Amount included in column (h) is Net Income as reported in our audited financial statements.We determined Revenue to be the most important financial performance measure used to link our performance to compensation actually paid to our Chief Executive Officer and other Named Executive Officers in 2025.
The measures listed below were the most important performance measures used to align the compensation actually paid to our Named Executive Officers in 2025 with our performance. The measures below are not ranked.
Revenue
Stock Price
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,837,920
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,570,289
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,508,712
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,324,779
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,500,600
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,583,257
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,421,594
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,769,441
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,517,098)